Cover	Nov. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2026
Entity File Number	001-38496
Entity Registrant Name	Canopy Growth Corporation
Entity Central Index Key	0001737927
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	1 Hershey Drive
Entity Address, City or Town	Smiths Falls
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	K7A 0A8
City Area Code	855
Local Phone Number	558-9333
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	CGC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false